EMPLOYEE BENEFIT PLANS - Future Expected Benefit Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
2025	$ 18,400
Company contributions	$ 17,200
0.297 | Labor Force Concentration Risk
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by collective bargaining agreements	29.70%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year | Labor Force Concentration Risk
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by collective bargaining agreements	31.70%
Workforce Subject To Collective Bargaining Arrangements Expiring After One Year | Labor Force Concentration Risk
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by collective bargaining agreements	68.30%
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2025	$ 20,240
2026	15,247
2027	15,835
2028	15,814
2029	17,931
Thereafter	82,268
Total	167,335
Company contributions	13,317	$ 15,725
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
2025	19,391
2026	18,468
2027	17,616
2028	16,745
2029	15,861
Thereafter	65,527
Total	153,608
Company contributions	3,999	2,781
Pension Plan | United States | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Company contributions	1,800
OPRB Plans
Defined Benefit Plan Disclosure [Line Items]
2025	2,187
2026	2,019
2027	1,700
2028	1,435
2029	1,358
Thereafter	4,912
Total	13,611
Company contributions	$ 2,920	$ 2,733